Cover	Jan. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Jan. 26, 2024
FileNumber	333-225433
RegistrantName	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
IncorporationState	NV
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
CityAreaCode	702
LocalPhoneNumber	509-1747
WrittenCommunications	false
Soliciting Material	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false